Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Summary of Income Tax Expense

	2025	2024	2023
	€	€	€
Current income tax expense	(1,087,278)	(1,033,115)	(473,623)
Deferred tax (charge)	(900,623)	(791,909)	(575,182)
Income tax (expense)	(1,987,901)	(1,825,024)	(1,048,805)

Summary of Reconciliation of Income Tax Benefit / (Expense) And The Accounting Loss

Reconciliation of income tax benefit / (expense) at statutory tax rate and the income tax benefit / (expense) as reported in the consolidated statement of profit or loss and other comprehensive income is as follows:

	2025	2024	2023
	€	€	€
Loss before income tax	(173,711,496)	(132,396,503)	(99,826,263)
Income tax at statutory income tax rate in the Netherlands (2025, 2024 and 2023: 25.8%)	44,817,566	34,158,298	25,755,176
Effect of tax rates in other countries	(24,993,816)	(17,611,881)	(14,334,369)
Recognition (derecognition) of previously unrecognized (recognized) deferred tax assets	270,882	762,594	(58,506)
Current period losses for which no deferred tax asset has been recognized	(22,244,353)	(17,950,456)	(14,771,877)
Nondeductible expenses	(891,058)	(1,085,015)	(458,482)
Prior period adjustments	1,052,878	(98,564)	2,819,253
Income tax (expense)	(1,987,901)	(1,825,024)	(1,048,805)

Summary of Tax Loss Carry-forwards Incurred In Current And Prior Years

Tax loss carry-forwards incurred in current and prior years will expire as follows:

	Switzerland	Netherlands	Tax losses
Year	€	€	€
2027	103,161,581	—	103,161,581
2028	74,599,050	—	74,599,050
2029	108,339,820	—	108,339,820
2030	323,032,344	—	323,032,344
Unlimited	—	33,892,029	33,892,029
Total carry-forward losses	609,132,795	33,892,029	643,024,824

Summary of Movements in Deferred Tax Balances

	R&D	Fixed	Non-current provisions
	expenses	assets	and liabilities	Total
Deferred tax assets	€	€	€	€
At January 1, 2025	1,901,513	—	626,838	2,528,351
(Charged)/credited
- Profit or (loss)	46,119	—	483,602	529,721
- Currency translation differences	—	—	(90,558)	(90,558)
At December 31, 2025	1,947,632	—	1,019,882	2,967,514
Deferred tax liability
At January 1, 2025	—	(152,491)	(1,901,513)	(2,054,004)
(Charged)/credited
- Profit or (loss)	—	2,388	(46,120)	(43,732)
- Currency translation differences	—	17,574	—	17,574
At December 31, 2025	—	(132,529)	(1,947,633)	(2,080,162)
Net deferred tax assets at December 31, 2025				887,352
	R&D	Fixed	Non-current provisions
	expenses	assets	and liabilities	Total
Deferred tax assets	€	€	€	€
At January 1, 2024	1,754,773	—	400,200	2,154,973
(Charged)/credited
- Profit	146,740	—	193,381	340,121
- Currency translation differences	—	—	33,257	33,257
At December 31, 2024	1,901,513	—	626,838	2,528,351
Deferred tax liability
At January 1, 2024	—	(12,671)	(1,754,773)	(1,767,444)
(Charged)/credited
- Loss	—	(133,628)	(146,740)	(280,368)
- Currency translation differences	—	(6,192)	—	(6,192)
At December 31, 2024	—	(152,491)	(1,901,513)	(2,054,004)
Net deferred tax assets at December 31, 2024				474,347